Variable Interest Entities	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
9. Variable Interest Entities

As of December 31, 2024, and December 31, 2023, the Company has consolidated 100% of PT Navigator Khatulistiwa, a VIE for which the Company is deemed to be the primary beneficiary, i.e. it has a controlling financial interest in this entity with the power to direct the activities that most significantly impact the entity’s economic performance and has the right to residual gains or the obligation to absorb losses that could potentially be significant to the VIE. The Company owns 49% of the VIE’s common stock, all of its secured debt and has voting control. All economic interests in the residual net assets reside with the Company. By virtue of the accounting principle of consolidation, transactions between PT Navigator Khatulistiwa and the Company are eliminated on consolidation. PT Navigator Khatulistiwa had total assets and liabilities, as of December 31, 2024, of $127.2 million and $25.8 million, respectively (December 31, 2023: $130.1 million and $18.3 million respectively).
In October 2019, the Company entered into a sale and leaseback transaction to refinance one of its vessels, Navigator Aurora, with OCY Aurora Ltd., a Maltese limited liability company. OCY Aurora Ltd. is a wholly owned subsidiary of Ocean Yield Malta Limited, whose parent is Ocean Yield ASA, a listed company on the Oslo stock exchange. The Company does not hold any shares or voting rights in OCY Aurora Ltd. Under U.S. GAAP the entity, OCY Aurora Ltd, is considered to be a VIE.

As of December 31, 2023 the Company had consolidated 100% of OCY Aurora Ltd., the lessor variable interest entity (‘‘Lessor VIE’’) that we have leased Navigator Aurora from under a sale and leaseback arrangement. The Lessor VIE is a wholly-owned special purpose vehicle (“SPV”) of a financial institution. The Company has concluded that it has a variable interest in the SPV because the bareboat charter has fixed price call options to acquire Navigator Aurora from the SPV at various dates throughout the 13 year lease/bareboat charter term, commencing from the fifth year, initially at $44.8 million. The call options are considered to be variable interests as each option effectively transfers substantially all of the rewards from Navigator Aurora to us and limits the SPV’s ability to benefit from the rewards of ownership. The SPV is categorized under U.S. GAAP as a VIE and the Company has concluded it is the primary beneficiary and must therefore consolidate the SPV within its financial statements.

On October 29, 2024, the Company repurchased Navigator Aurora pursuant to the Company’s existing October 2019 sale and leaseback arrangement related to that vessel. The Company tendered its termination notice relating to the October 2019 sale and leaseback arrangement in May 2024. Following the repurchase the Company has determined that it no longer has a variable interest in the SPV and at December 31, 2024 the Company no longer consolidate OCY Aurora Ltd.

The Lessor VIE had total assets and liabilities, as of December 31, 2024, of $nil. (December 31, 2023: $49.0 million and $42.5 million respectively).

	December 31, 2023	December 31, 2024
	(in thousands)
Assets
Cash, cash equivalents and restricted cash	$23	$—
Prepaid expenses and other current assets	365	—
Total assets	388	—
Liabilities
Accrued expenses and other liabilities	(702)	—
Amounts due to related parties, current	(569)	—
Amounts due to related parties, non-current	(41,266)	—
Total liabilities	$(42,537)	$—

The most significant impact of the lessor VIE’s operations on the Company’s consolidated statements of operations is interest expense of $1.7 million for the year ended December 31, 2024 (December 31, 2023: $3.2 million). The most significant impact of the lessor VIE’s cash flows on the Company’s consolidated statements of cash flows is net cash used in financing activities of $48.9 million for the year ended December 31, 2024 (December 31, 2023: net cash used in financing activities of $6.8 million).

In August 2021, the Company acquired, as part of the Ultragas Transaction, a 25% and 40% share in equity of Navigator Crewing Services Philippines Inc. (“NCSPI”, “Navigator Gas Crewing”) and Navigator Support Services Philippines Inc. (“NSSPI”), respectively. These companies are established primarily to provide marine services as principal or agent to ship owners, ship operators, managers engaged in international maritime business and business support services, respectively.

The Company has determined that it has a variable interest in NCSPI and NSSPI and is considered to be the primary beneficiary as a result of having a controlling financial interest in the entities and has the power to direct the activities that most significantly impact NCSPI’s and NSSPI’s economic performance.

As of December 31, 2024, our VIEs' had total assets and liabilities, of $128.0 million and $26.2 million respectively. These amounts have been included in the Company’s consolidated balance sheet as of December 31, 2024 (December 31, 2023:$179.8 million and $61.4 million respectively).